Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Liabilities Measured at Fair Value Using Level 3

The change in the liabilities measured at fair value using Level 3 unobservable inputs is as follows (in thousands):

	Indemnification liability	Warrant liabilities
Balance at December 31, 2017	$—	$229
Issuance	182	—
Change in fair value	57	47

Balance at December 31, 2018	$239	$276
Change in fair value	—	(276)
Settlement	(239)	—

Balance at December 31, 2019	$—	$—